11008641

Received SEC

DEC 09 2011

Washington, DC 20549

NASDAQ

THE NASDAQ OMX GROUP

William Slattery
Vice President
Listing Qualifications

CGMNAS
001-09516

By Electronic Mail

December 9, 2011

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on December 9, 2011 The Nasdaq Stock Market (the "Exchange") received from Icahn Enterprises L.P.(the "Registrant") a copy of the Registrant's application on 8A 12(b) for the registration of the following security:

Depositary Units representing Limited Partner Interests

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery